Salaries and other employee expenses (Details 1) - Restricted Stocks [Member]	1 Months Ended	12 Months Ended
	Feb. 29, 2008 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Shares, Granted	0
Directors [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Shares, Outstanding at Beginning		103,650	91,950	96,900
Number of Shares, Granted		57,000	57,000	57,000
Number of Shares, Vested		(51,300)	(45,300)	(61,950)
Number of Shares, Outstanding at End		109,350	103,650	91,950
Number of Shares, Expected to vest		109,350
Weighted average grand date fair value Outstanding at beginning | $ / shares		$ 27.82	$ 27.40	$ 27.86
Weighted average grand date fair value, Granted | $ / shares		22.68	28.70	27.80
Weighted average grand date fair value, Vested | $ / shares		27.19	28.07	28.50
Weighted average grand date fair value, Outstanding at End | $ / shares		$ 25.44	$ 27.82	$ 27.40